Segment Information	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Segment Information
Segment Information
During the year, we sold certain businesses and realigned our segment reporting to reflect the clients we serve, the solutions we offer, and how we manage, review, analyze and measure our operations (See Note 1). Our historical results have been recast to present the operating results of divested businesses as discontinued operations and our segment results have been recast to conform to our new segment reporting. All segment related disclosures have been recast throughout the financial statements, where appropriate. The principal products and services of each of our reportable segments are as follows:

Small & Medium Business Solutions:
North America Mailing: Includes the revenue and related expenses from the sale, rental and financing of mailing equipment and supplies for small and medium size businesses to efficiently create mail and evidence postage in the U.S. and Canada.
International Mailing: Includes the revenue and related expenses from the sale, rental and financing of mailing equipment and supplies for small and medium size businesses to efficiently create mail and evidence postage in areas outside North America.

Enterprise Business Solutions:
Production Mail: Includes the worldwide revenue and related expenses from the sale, support and other professional services of our high-speed sorting and production print equipment and production mail systems to large enterprise clients to process inbound and outbound mail.
Presort Services: Includes revenue and related expenses from presort mail services for our large enterprise clients to qualify large mail volumes for postal worksharing discounts.

Digital Commerce Solutions:
Digital Commerce Solutions: Includes the worldwide revenue and related expenses from (i) the sale and support services of non-equipment-based mailing, client relationship and communication and location intelligence software; (ii) direct marketing services for targeted clients; (iii) cross-border e-commerce solutions; and (iv) digital mail delivery service offering.

Revenue and segment earnings before interest and taxes (EBIT) for our reportable segments for the years ended December 31, 2013, 2012 and 2011 are presented in the tables below. Segment EBIT is determined by deducting from segment revenue the related costs and expenses attributable to the segment. Segment EBIT excludes interest, taxes, general corporate expenses not allocated to a particular business segment, restructuring charges and impairment charges, which are recognized on a consolidated basis. Management uses segment EBIT to measure profitability and performance at the segment level. Management believes segment EBIT provides investors with an analysis of the company's operating performance and underlying trends of the businesses. Segment EBIT may not be indicative of our overall consolidated performance and therefore, should be read in conjunction with our consolidated results of operations.

	Revenues
	Years Ended December 31,
	2013	2012	2011
North America Mailing	$1,555,585	$1,643,855	$1,792,044
International Mailing	602,582	601,629	654,812
Small & Medium Business Solutions	2,158,167	2,245,484	2,446,856
Production Mail	511,544	480,718	511,595
Presort Services	430,469	429,804	396,853
Enterprise Business Solutions	942,013	910,522	908,448
Digital Commerce Solutions	691,155	667,707	675,365
Total revenue	$3,791,335	$3,823,713	$4,030,669

	EBIT
	Years Ended December 31,
	2013	2012	2011
North America Mailing	$640,830	$646,979	$691,500
International Mailing	71,516	75,844	92,823
Small & Medium Business Solutions	712,346	722,823	784,323
Production Mail	55,000	48,981	52,817
Presort Services	83,259	106,170	100,718
Enterprise Business Solutions	138,259	155,151	153,535
Digital Commerce Solutions	54,777	53,242	53,621
Total EBIT	905,382	931,216	991,479
Reconciling items:
Interest, net (1)	(186,987)	(184,675)	(193,418)
Corporate and other expenses	(217,458)	(216,457)	(233,733)
Restructuring charges and asset impairments	(84,344)	(17,176)	(118,630)
Other (expense) income	(32,639)	(1,138)	19,918
Income from continuing operations before income taxes	$383,954	$511,770	$465,616

(1)	Includes financing interest expense, other interest expense and interest income.

	Years Ended December 31,
	2013	2012	2011
Depreciation and amortization:
North America Mailing	$81,238	$104,957	$123,252
International Mailing	29,515	26,804	29,961
Small & Medium Business Solutions	110,753	131,761	153,213
Production Mail	15,740	12,227	10,682
Presort Services	29,999	26,753	25,389
Enterprise Business Solutions	45,739	38,980	36,071
Digital Commerce Solutions	24,361	30,167	39,540
Total for reportable segments	180,853	200,908	228,824
Reconciliation to consolidated amount:
Discontinued operations	16,338	37,863	28,662
Unallocated amount	14,052	16,785	14,656
Consolidated depreciation and amortization	$211,243	$255,556	$272,142

	Years Ended December 31,
	2013	2012	2011
Capital expenditures:
North America Mailing	$57,973	$78,511	$57,308
International Mailing	25,386	29,642	13,905
Small & Medium Business Solutions	83,359	108,153	71,213
Production Mail	2,875	12,339	11,419
Presort Services	12,512	17,220	34,931
Enterprise Business Solutions	15,387	29,559	46,350
Digital Commerce Solutions	25,562	4,794	5,413
Total for reportable segments	124,308	142,506	122,976
Reconciliation to consolidated amount:
Discontinued operations	8,328	32,849	18,909
Unallocated amount	4,876	1,231	14,095
Consolidated capital expenditures	$137,512	$176,586	$155,980

	December 31,
	2013	2012	2011
Assets:
North America Mailing	$2,767,743	$2,863,233	$3,100,369
International Mailing	856,073	866,620	783,610
Small & Medium Business Solutions	3,623,816	3,729,853	3,883,979
Production Mail	305,428	386,338	482,265
Presort Services	343,206	369,405	395,299
Enterprise Business Solutions	648,634	755,743	877,564
Digital Commerce Solutions	1,242,013	1,291,670	1,304,437
Total for reportable segments	5,514,463	5,777,266	6,065,980
Reconciliation to consolidated amount:
Discontinued operations	101,398	854,007	889,955
Cash and cash equivalents	907,806	913,276	856,238
Short-term investments	31,128	36,611	12,971
Other corporate assets	217,913	278,731	321,960
Consolidated assets	$6,772,708	$7,859,891	$8,147,104
Geographic Data

	Years Ended December 31,
	2013	2012	2011
Revenue:
United States	$2,654,301	$2,669,074	$2,781,692
Outside United States	1,137,034	1,154,639	1,248,977
Total	$3,791,335	$3,823,713	$4,030,669

	December 31,
	2013	2012	2011
Identifiable long-lived assets:
United States	$2,210,510	$2,831,810	$2,749,101
Outside United States	781,313	836,346	910,048
Total	$2,991,823	$3,668,156	$3,659,149